NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
Schedule of Brookfield Renewables Non-Controlling Interests
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2025	2024
Participating non-controlling interests – in operating subsidiaries	$24,164	$26,168
General partnership interest in a holding subsidiary held by Brookfield	52	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,524	2,457
BEPC exchangeable shares and class A.2 exchangeable shares	2,330	2,269
Preferred equity	563	537
Perpetual subordinated notes	737	737
	$30,370	$32,218

Schedule of Net Change in Participating Non-Controlling Interests
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2024	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations(2)	Change in Ownership(3)	Other	As at December 31, 2025
Brookfield Americas Infrastructure Fund	78%	$44	$(1)	$(17)	$2	$—	$—	$—	$—	$—	$11	$39
Brookfield Infrastructure Fund II	43%-60%	2,011	39	(400)	—	(10)	—	(336)	—	(131)	(2)	1,171
Brookfield Infrastructure Fund III	35%-71%	3,456	(18)	(428)	7	(473)	—	(843)	—	(713)	(13)	975
Brookfield Infrastructure Fund IV	75%	2,106	132	44	227	(209)	(300)	(471)	—	—	12	1,541
Brookfield Infrastructure Fund V	72%	1,955	(78)	(59)	1	(1)	—	(61)	—	—	3	1,760
Brookfield Infrastructure Income Fund	3%-25%	568	39	(69)	250	—	(216)	(35)	—	293	262	1,092
Brookfield Global Transition Fund I	77%-80%	5,312	308	395	751	(222)	—	(87)	—	—	(72)	6,385
Brookfield Global Transition Fund II	72%-80%	329	32	526	683	(7)	—	(39)	—	—	83	1,607
Neoen institutional partners	24%-38%	601	168	550	1,076	—	—	(68)	(194)	—	6	2,139
Canadian Hydroelectric Portfolio	50%	1,219	22	153	1	—	—	(54)	—	—	—	1,341
The Catalyst Group	25%	125	14	64	—	—	—	(7)	—	—	—	196
Isagen institutional partners	54%	3,447	99	906	576	—	—	(274)	—	(120)	(366)	4,268
Isagen public non-controlling interests	0.3%	22	—	2	—	—	—	—	—	—	—	24
Other	1.3%-57%	4,973	(129)	317	196	(1)	(624)	(39)	(2,972)	72	(167)	1,626
Total		$26,168	$627	$1,984	$3,770	$(923)	$(1,140)	$(2,314)	$(3,166)	$(599)	$(243)	$24,164
(1)Distributions paid during the year ended December 31, 2025, totaled $2,836 million.

(MILLIONS)	Interests held by third parties	As at December 31, 2023	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations	Other	As at December 31, 2024
Brookfield Americas Infrastructure Fund	78%	$75	$22	$(1)	$—	$(21)	$—	$(31)	$—	$—	$44
Brookfield Infrastructure Fund II	43%-60%	2,463	(9)	(323)	—	(68)	—	(54)	—	2	2,011
Brookfield Infrastructure Fund III	23%-71%	3,214	99	272	1	—	—	(107)	—	(23)	3,456
Brookfield Infrastructure Fund IV	38%-75%	2,411	33	(93)	75	(13)	—	(299)	—	(8)	2,106
Brookfield Infrastructure Fund V	72%	917	52	1,120	53	(153)	—	(32)	—	(2)	1,955
Brookfield Infrastructure Income Fund	3%-25%	349	3	26	190	—	—	(6)	—	6	568
Brookfield Global Transition Fund I	77%-80%	3,682	22	394	1,217	(61)	—	(19)	—	77	5,312
Brookfield Global Transition Fund II	57%-80%	296	—	12	3	—	—	(68)	—	86	329
Neoen institutional partners	3%-14%	—	(8)	—	609	—	—	—	—	—	601
Canadian Hydroelectric Portfolio	50%	1,288	14	(43)	—	—	—	(38)	—	(2)	1,219
The Catalyst Group	25%	122	12	(3)	—	—	—	(6)	—	—	125
Isagen institutional partners	53%	2,704	100	801	—	—	—	(158)	—	—	3,447
Isagen public non-controlling interests	0.3%	18	1	5	—	—	—	(1)	—	(1)	22
Other	0.3%-71%	1,324	12	384	331	(1)	(38)	(72)	3,056	(23)	4,973
Total		$18,863	$353	$2,551	$2,479	$(317)	$(38)	$(891)	$3,056	$112	$26,168
(1)Distributions paid during the year ended December 31, 2024, totaled $891 million.

(MILLIONS)	Interests held by third parties	As at December 31, 2022	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations	Other	As at December 31, 2023
Brookfield Americas Infrastructure Fund	75%-78%	$477	$27	$(43)	$—	$—	$(388)	$(25)	$—	$27	$75
Brookfield Infrastructure Fund II	43%-60%	2,617	64	(96)	—	—	—	(123)	—	1	2,463
Brookfield Infrastructure Fund III	69%-71%	3,490	108	356	1	—	(32)	(695)	—	(14)	3,214
Brookfield Infrastructure Fund IV	75%	2,134	43	235	162	—	—	(172)	—	9	2,411
Brookfield Infrastructure Fund V	71%	—	291	—	410	(140)	—	—	—	356	917
Brookfield Infrastructure Income Fund	3%	481	(1)	(2)	6	(3)	—	(98)	—	(34)	349
Brookfield Global Transition Fund I	77%-80%	1,461	20	294	2,045	—	(26)	(81)	—	(31)	3,682
Brookfield Global Transition Fund II	50%-51%	—	1	(3)	298		—	—	—	—	296
Canadian Hydroelectric Portfolio	50%	1,148	15	2	—	—	—	(42)	—	165	1,288
The Catalyst Group	25%	115	7	3	—	—	—	(3)	—	—	122
Isagen institutional partners	53%	2,159	98	603	—	—	—	(156)	—	—	2,704
Isagen public non-controlling interests	0.3%	14	1	4	—	—	—	(1)	—	—	18
Other	0.3%-72%	659	(55)	11	71	3	(3)	(32)	414	256	1,324
Total		$14,755	$619	$1,364	$2,993	$(140)	$(449)	$(1,428)	$414	$735	$18,863
(1)Distributions paid during the year ended December 31, 2023, totaled $870 million.

Schedule of Certain Financial Information of Operating Subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

			For the year ended December 31, 2025				For the year ended December 31, 2024				For the year ended December 31, 2023
(MILLIONS)	Interests held by third parties	Place of business	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests
Brookfield Americas Infrastructure Fund(1)	78%	United States	$—	$—	$—	$—	$4	$33	$35	$22	$51	$31	$(15)	$27
Brookfield Infrastructure Fund II(1)	58%-60%	United States, Brazil, Europe	168	54	(14)	33	197	(21)	(135)	(11)	187	45	108	27
Brookfield Infrastructure Fund III(2)	69%-71%	United States, Brazil, Europe, India, China	170	20	(457)	15	176	5	(80)	4	192	79	306	56
Brookfield Infrastructure Fund IV	75%	United States, Brazil, India, China	544	185	235	132	585	44	(119)	33	533	46	362	43
Brookfield Infrastructure Fund V	72%	United States	98	(126)	(207)	(80)	188	85	1,650	63	45	411	411	291
Brookfield Global Transition Fund I	77%-80%	North America, Europe, India, China, Australia	348	350	793	307	180	(85)	406	22	145	26	409	20
Brookfield Global Transition Fund II	72%-77%	United Kingdom, India, South Korea	23	(58)	2	(56)	9	(11)	(9)	(8)	—	(1)	(1)	—
Neoen	80%-93%	Europe, Australia, North America, South America	792	312	1,472	290	—	(17)	(39)	(10)	—	—	—	—
Canadian Hydroelectric Portfolio	50%	Canada	135	42	327	22	123	30	(59)	16	130	31	28	16
U.S. Hydroelectric Portfolio(3)	50%-84%	United States	118	15	—	5	124	2	(488)	2	158	77	(181)	37
The Catalyst Group	25%	United States	138	56	318	14	129	49	37	12	102	27	40	7
Isagen(4)	63%	Colombia	1,293	186	1,858	133	1,489	191	1,712	148	1,285	186	1,331	144
TerraForm Power(5)	42%	North America, South America, Europe	985	(181)	(388)	(86)	1,199	131	48	45	1,213	(27)	(93)	(43)
OnPath(6)	3%-65.6%	United Kingdom	97	(32)	67	(1)	97	10	31	5	13	2	(4)	1
Other	1.8%-57%	North America, South America, China, India	720	(214)	(14)	(101)	683	86	971	10	230	(19)	(172)	(7)
Total			$5,629	$609	$3,992	$627	$5,183	$532	$3,961	$353	$4,284	$914	$2,529	$619
(1)Excludes information relating to a 448 MW hydroelectric portfolio in the United States presented separately.
(2)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(3)The total third party ownership interest in the portfolio as of December 31, 2025 was 49.9% - 83.5% and comprised of Brookfield Americas Infrastructure Fund: up to 58.5% Brookfield Infrastructure Fund II: up to 49.9% and Brookfield Infrastructure Income Fund: up to 25%.
(4)The total third party ownership interest in Isagen as of December 31, 2025 was 62.7% and comprised of Brookfield Global Infrastructure Income Fund: 6.8% Isagen Institutional investors: 55.6% and other non-controlling interests: 0.3%.
(5)The total third party interest in Terraform Power as of December 31, 2025 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(6)The total third party interest in OnPath as of December 31, 2025 was 65.6% and comprised of Brookfield Global Transition Fund II: 62.6% and Brookfield Global Infrastructure Income Fund: 3.0%.
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)			As at December 31, 2025:					As at December 31, 2024:
	Interests held by third parties	Place of business	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests
Brookfield Americas Infrastructure Fund(1)	78%	United States	$—	$—	$—	$—	$—	$—	$72	$—	$—	$51
Brookfield Infrastructure Fund II(2)	58%-60%	United States, Brazil, Europe	2,154	2,238	1,024	1,186	641	2,218	2,306	585	656	995
Brookfield Infrastructure Fund III(2)	69%-71%	United States, Brazil, Europe, India, China	2,133	2,325	1,129	1,271	764	2,586	3,637	913	1,357	1,621
Brookfield Infrastructure Fund IV	75%	United States, Brazil, India, China	3,255	4,696	1,831	2,557	1,541	6,817	8,336	3,585	5,141	2,106
Brookfield Infrastructure Fund V	72%	United States	1,991	3,594	213	1,831	1,760	3,917	4,148	599	2,118	1,955
Brookfield Global Transition Fund I	77%-80%	North America, Europe, India, China, Australia	8,579	16,900	4,065	9,747	6,385	7,253	11,272	2,659	6,138	5,312
Brookfield Global Transition Fund II	72%-77%	United Kingdom, India	1,351	3,551	1,200	2,265	727	125	176	80	222	(9)
Neoen	80%-93%	Europe, Australia, North America, South America	8,547	14,468	4,806	11,645	2,702	7,135	14,186	4,579	10,611	3,583
Canadian Hydroelectric Portfolio	50%	Canada	2,370	2,594	133	176	1,341	2,346	2,589	130	171	1,263
U.S. Hydroelectric Portfolio(3)	50%-84%	United States	1,701	2,173	750	865	805	2,790	2,865	733	821	1,009
The Catalyst Group	25%	United States	1,238	1,248	353	360	196	996	1,007	394	406	125
Isagen(4)	63%	Colombia	15,219	16,764	3,596	8,912	4,926	12,431	13,958	3,251	7,443	5,041
TerraForm Power(5)	42%	North America, South America, Europe	6,315	7,085	4,416	6,040	701	7,933	8,731	5,006	7,281	862
OnPath(6)	3%-65.6%	United Kingdom	712	1,247	351	1,028	406	645	975	270	466	342
Other	1.8%-57%	North America, South America, China, India	3,833	5,809	926	2,334	1,269	4,978	7,605	2,099	3,339	1,912
Total			$59,398	$84,692	$24,793	$50,217	$24,164	$62,170	$81,863	$24,883	$46,170	$26,168
(1)Excludes information relating to a 448 MW hydroelectric portfolio in the United States presented separately.
(2)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(3)The total third party ownership interest in the portfolio as of December 31, 2025 was 49.9% - 83.5% and comprised of Brookfield Americas Infrastructure Fund: up to 58.5% Brookfield Infrastructure Fund II: up to 49.9% and Brookfield Infrastructure Income Fund: up to 25%.
(4)The total third party ownership interest in Isagen as of December 31, 2025 was 62.7% and comprised of Brookfield Global Infrastructure Income Fund: 6.8% Isagen Institutional investors: 55.6% and other non-controlling interests: 0.3%.
(5)The total third party interest in Terraform Power as of December 31, 2025 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(6)The total third party interest in OnPath as of December 31, 2025 was 65.6% and comprised of Brookfield Global Transition Fund II: 62.6% and Brookfield Global Infrastructure Income Fund: 3.0%.

Schedule of Composition of the Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2025	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	$6	$6	$5
Incentive distribution	145	128	111
	151	134	116
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	293	277	265
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	67	64	61
External shareholders	202	192	180
Total BEPC exchangeable shares and class A.2 exchangeable shares	269	256	241
	$713	$667	$622
The composition of the distributions are presented in the following table:

(MILLIONS)	2025	2024
Brookfield Holders	$112	$105
External LP unitholders	322	301
	$434	$406

Schedule of Financial Information Regarding General Partnership Interest
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares and Class A.2 exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield Holders:

(MILLIONS)	2025	2024	2023
For the year ended December 31:
Revenue	$6,407	$5,876	$5,038
Net income (loss)	712	(9)	616
Comprehensive income	3,851	3,348	2,036
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	144	125	111
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(48)	(174)	(63)
BEPC exchangeable shares and class A.2 exchangeable shares	(44)	(160)	(57)
As at December 31:
Property, plant and equipment, at fair value	$70,456	$73,475
Total assets	98,701	94,809
Total borrowings	34,892	34,390
Total liabilities	63,727	58,353
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	52	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,524	2,457
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units of 4.0 million, 194.5 million, 179.6 million and 287.0 million, respectively (2024: 4.0 million, 194.5 million, 179.6 million and 285.5 million, respectively and 2023: 4.0 million, 194.5 million, 176.3 million and 282.4 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units of 4.0 million, 194.5 million, 179.6 million and 306.0 million, respectively (2024: 4.0 million, 194.5 million, 179.6 million and 285.2 million, respectively).

Schedule of Preferred Equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2025	2024	December 31, 2025	December 31, 2024
Series 1 (C$136)	8.37	5.2	April 2025	$8	$4	$152	$119
Series 2 (C$113)(1)	1.59	5.3	April 2025	2	4	29	54
Series 3 (C$249)	9.96	6.5	July 2024	10	10	180	172
Series 5 (C$103)	4.11	5.0	April 2018	4	4	75	71
Series 6 (C$175)	7.00	5.0	July 2018	6	6	127	121
	31.03			$30	$28	$563	$537
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

Schedule of Perpetual Subordinated Notes
Brookfield Renewable’s perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the year ended December 31		Carrying value as at
Issuance date				2025	2024	December 31, 2025	December 31, 2024
April 2021	14.0	4.63	April 2026	$16	$16	$340	$340
December 2021	10.4	4.88	December 2026	13	13	252	252
March 2024	6.0	7.25	March 2029	11	8	145	145
	30.4			$40	$37	$737	$737